Statements of Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Net income	$ 4,282,610	$ 3,161,035	$ 8,227,659	$ 6,458,650
Unrealized gain from marketable securities, net of tax	51,237	12,738	(55,790)	67,765
Comprehensive income	$ 4,333,847	$ 3,173,773	$ 8,171,869	$ 6,526,415